NON-RECOURSE BORROWINGS - Schedule of Current and Non-current Subsidiary Borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 16,002	$ 16,214
Current [member]
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	2,250	2,596
Non-Current [Member]
Disclosure of detailed information about borrowings [line items]
Subsidiary borrowings	$ 13,752	$ 13,618